Accounts Receivable, Net (Details) - Schedule of Movement of Allowance for Doubtful Accounts - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Schedule of Movement of Allowance for Doubtful Accounts [Abstract]
Beginning balance	$ 7,133,370	$ 7,080,677
Provision for credit losses	3,773,492	256,834
Written-off	(128,035)	(6,214)
Foreign currency translation adjustments	(165,132)	(197,927)
Ending balance	$ 10,613,695	$ 7,133,370